ENVIRONMENTAL AND NATURAL RESOURCE DAMAGE LIABILITIES - Narrative (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
Property, Plant and Equipment [Line Items]
Increase in liabilities	$ 3,397
Minimum | Millsite Cleanup And Natural Resource Damages Restoration
Property, Plant and Equipment [Line Items]
Natural resource damages restoration monitoring term (in years)	1 year
Minimum | Port Gamble Location
Property, Plant and Equipment [Line Items]
Natural resource damages restoration monitoring term (in years)	15 years
Maximum | Millsite Cleanup And Natural Resource Damages Restoration
Property, Plant and Equipment [Line Items]
Natural resource damages restoration monitoring term (in years)	2 years
Maximum | Port Gamble Location
Property, Plant and Equipment [Line Items]
Natural resource damages restoration monitoring term (in years)	20 years